Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Formation and operational costs	$ 640,840	$ 333,548	$ 1,893	$ 1,605,912
Loss from operations	(640,840)	(333,548)	(1,893)	(1,605,912)
Other income (expense):
Transaction costs allocated to warrants		(523,013)		(523,013)
Change in fair value of warrant liabilities	6,376,210	2,212,000		1,642,290
Change in fair value of convertible promissory note – related party	5,400
Interest earned on marketable securities held in Trust Account	41,450	33,277		78,398
Unrealized loss on marketable securities held in Trust Account	(1,631)	(616)		2,211
Total other income, net	6,421,429	1,721,648		1,199,886
Net income (loss)	$ 5,780,589	$ 1,388,100	$ (1,893)	$ (406,026)
Class A Common Stock
Other income (expense):
Basic weighted average shares outstanding, Class A common stock (in Shares)	17,250,000	15,141,667
Basic net income per share, Class A common stock (in Dollars per share)	$ 0.27	$ 0.07
Diluted weighted average shares outstanding, Class A common stock (in Shares)	17,250,000	15,141,667
Diluted net income per share, Class A common stock (in Dollars per share)	$ 0.27	$ 0.07
Basic and diluted weighted average shares outstanding, Class A common stock (in Shares)				16,776,099
Basic and diluted net loss per share, Class A common stock (in Dollars per share)				$ (0.02)
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding, Class B common stock (in Shares)	4,312,500	4,243,750
Basic net income per share, Class B common stock (in Dollars per share)	$ 0.27	$ 0.07
Diluted weighted average shares outstanding, Class B common stock (in Shares)	4,312,500	4,312,500
Diluted net income per share, Class B common stock (in Dollars per share)	$ 0.27	$ 0.07
Basic and diluted weighted average shares outstanding, Class B common stock (in Shares)			3,750,000	4,297,047
Basic and diluted net loss per share, Class B common stock (in Dollars per share)			$ 0	$ (0.02)